DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Notional amount	£ 269,122	£ 272,315
Assets	982	1,264
Liabilities	711	717
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	17,054	11,183
Collateral cash	8,044	8,683
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	37,128	45,016
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	231,994	227,299
Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	175,074	148,097
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	56,920	79,202
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	32,997	37,817
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	10,555	14,570
Exchange rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	4,099	1,712
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	18,343	21,535
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	233,467	231,941
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	25,821	29,745
Interest rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,125	146,385
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	38,521	55,811
Inflation rate contracts
Disclosure of detailed information about hedges
Notional amount	2,021	1,794
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	171	0
Inflation rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	0
Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	0	1,794
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	637	763
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	581	701
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	56	62
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	827	489
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	23	32
Fair value
Disclosure of detailed information about hedges
Assets	982	1,264
Liabilities	711	717
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	413	683
Liabilities	529	680
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,627	2,224
Liabilities	1,240	1,680
Fair value | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	719	1,098
Liabilities	494	485
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	908	1,126
Liabilities	746	1,195
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	86	250
Liabilities	131	158
Fair value | Exchange rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	86	42
Liabilities	16	8
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	500	698
Liabilities	378	266
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	207	300
Liabilities	346	499
Fair value | Interest rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	564	1,056
Liabilities	478	477
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	329	334
Liabilities	368	929
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	16	0
Liabilities	30	0
Fair value | Inflation rate contracts | Fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	69	0
Liabilities	0	0
Fair value | Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	0	70
Liabilities	0	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	104	133
Liabilities	22	23
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	79	24
Liabilities	0	0
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,058)	(1,643)
Liabilities	£ (1,058)	£ (1,643)